UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

          17605 Wright Street   Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 7/31/13

Item 1.  Reports to Stockholders.

Changing Parameters Fund

Annual Report

July 31, 2013

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Changing Parameters Fund

July 31, 2013

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The adviser executes the Fund’s strategy by investing in specific market segments when its proprietary models indicate a suitable uptrend in one or more market sectors.  When the models no longer indicate an uptrend, the Adviser seeks to be defensive and move the Fund into shorter duration sectors of the market and/or money market instruments.

The Fund's results for this 12-month period were positive.  Gains in mutual fund bond investments were the primary contributor to the increase in share price.  Top performing sectors included, Multi-sector bond, High Yield bond, Intermediate bond and High Yield Municipal bond sectors.  All positions are consistent with the Fund’s overall investment strategy.  The Fund's opening price for the period was $9.66 a share, and as of the end of July, it was $9.85, after paying a dividend of $0.3503 in December of last year. The Fund’s return for the period exceeded that of the Barclay’s Long Treasury Index (-12.93%) but was not as great as the Russell 2000 Index (34.76%) or NASDAQ 100 Index (16.94%).  The strategy the adviser uses is designed to avoid the significant price volatility associated with unmanaged indexes.  As expected, the execution of this strategy has produced results that outperformed some indexes while under performing others.

Fund management for the period emphasized safety and sought to reduce sudden downward moves by using investment classes that often have lower volatility, such as high yield bonds. This limited the number of dramatic swings, while at the same time generated slower but steadier growth.

Robert Levenson                     Howard Smith

Fund Manager

                          Fund Manager

The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small- capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ Stock Market (“NASDAQ”).  Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

The data quoted above represents past performance and does not indicate future returns.  The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.  Total return is calculated assuming reinvestment of all dividends.  For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Before investing, please carefully read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual fund investing involves risk, including loss of principal.  An investor should also consider the Fund’s investment objective, risks, charges and expenses carefully before investing.  This and other information about the Fund is contained in the Fund’s prospectus, which can be obtained by calling 1-650-327-7705.  The Changing Parameters Fund is offered through Jefferson National Life Insurance Company.

Review Code:  1801-NLD-7/30/2013

Changing Parameters Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through July 31, 2013*

	Annualized Total Returns as of July 31, 2013
	One Year	Three Years	Five Years	Since Inception*
Changing Parameters Fund	5.66%	4.61%	2.30%	2.29%
NASDAQ 100 Index	16.94%	18.35%	10.82%	9.57%
Russell 2000 Index	34.76%	18.72%	9.45%	6.95%
Barclays Long Treasury Index	(12.93%)	5.52%	7.19%	6.98%

* The Fund commenced operations on October 2, 2006.

The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark.  Index and Fund performance are calculated assuming reinvestment of all dividends and distributions.

The Fund’s total annual operating expenses, including underlying funds, is 2.32%, per the November 28, 2012 prospectus. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-866-618-3456.

PORTFOLIO COMPOSITION as of JULY 31, 2013 (Unaudited)

% of Net Assets
Mutual Funds	90.3%
Short-Term Investment	5.6%
Exchange Traded Fund	4.2%
Liabilities in Excess of Other Assets	(0.1%)
Net Assets	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
July 31, 2013

Shares		Value
	EXCHANGE TRADED FUND - 4.2%
	DEBT FUND - 4.2%
48,311	PIMCO 0-5 Year High Yield Corporate Bond Index
	Exchange Traded Fund (Cost $4,976,371)	$ 5,058,162

	MUTUAL FUNDS - 90.3%
	ASSET ALLOCATION FUND - 10.0%
1,287,972	John Hancock Funds II - Floating Rate Income Fund	12,119,812

	DEBT FUNDS - 80.3%
1,276,951	AllianceBernstein Bond Fund, Inc. High Income Fund - Advisor Shares	12,092,724
1,760,206	Alpine Ultra Short Tax Optimized Income Fund - Investor Shares	17,672,467
1,292,593	American High-Income Trust - Retail Shares	14,580,447
1,130,478	DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	11,350,000
555,501	Federated Municipal Ultrashort Fund - Institutional Shares	5,566,122
1,343,223	Hartford Floating Rate Fund - Institutional Shares	12,129,306
1,138,774	Principal High Yield I Fund - Institutional Shares	12,071,000
1,401,381	TCW Emerging Markets Income Fund - Institutional Shares	11,925,749
		97,387,815

	TOTAL MUTUAL FUNDS (Cost $109,944,447)	109,507,627

	SHORT-TERM INVESTMENT - 5.6%
	MONEY MARKET FUND - 5.6%
6,841,462	Federated Government Obligations Fund
	Institutional Class, 0.01% + (Cost $6,841,462)	6,841,462

	TOTAL INVESTMENTS - 100.1% (Cost $121,762,280) (a)	$ 121,407,251
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	(56,645)
	NET ASSETS - 100.0%	$ 121,350,606

+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,886,605 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 13,415
	Unrealized Depreciation:	(492,769)
	Net Unrealized Depreciation:	$ (479,354)

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2013

Assets:
Investments in Securities at Value (identified cost $121,762,280)	$ 121,407,251
Deposits with Broker	116,633
Dividends and Interest Receivable	171,577
Receivable for Fund Shares Sold	18,206
Prepaid Expenses and Other Assets	20,053
Total Assets	121,733,720

Liabilities:
Payable for Securities Purchased	141,106
Accrued Advisory Fees	164,328
Payable for Fund Shares Redeemed	42,501
Payable to Other Affiliates	12,726
Other Accrued Expenses	22,453
Total Liabilities	383,114

Net Assets (Unlimited shares of no par value interest authorized;
12,323,548 shares of beneficial interest outstanding)	$ 121,350,606

Net Asset Value, Offering and Redemption Price Per Share
($121,350,606 / 12,323,548 shares of beneficial interest outstanding)	$ 9.85	(a)

Composition of Net Assets:
At July 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 122,820,200
Undistributed Net Investment Income	2,018,623
Accumulated Net Realized Loss on Investments	(3,133,188)
Net Unrealized Depreciation on Investments	(355,029)
Net Assets	$ 121,350,606
(a) The NAV shown above differs from the traded NAV on July 31, 2013 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2013

Investment Income:
Dividend Income	$ 5,507,434
Interest Income	981
Total Investment Income	5,508,415

Expenses:
Investment Advisory Fees	1,645,162
Administration Fees	103,675
Fund Accounting Fees	37,201
Transfer Agent Fees	33,503
Custody Fees	18,811
Audit Fees	16,500
Compliance Officer Fees	15,622
Printing Expenses	12,835
Registration & Filing Fees	11,001
Legal Fees	10,838
Trustees' Fees	6,611
Insurance Expense	5,292
Miscellaneous Expenses	4,225
Total Expenses	1,921,276

Net Investment Income	3,587,139

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	4,715,430
Distributions of Realized Gains by Underlying Investment Companies	356,275
Net Realized Gain	5,071,705

Net Change in Unrealized Depreciation on Investments	(3,011,410)

Net Realized and Unrealized Gain on Investments	2,060,295

Net Increase in Net Assets Resulting From Operations	$ 5,647,434

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	July 31, 2013	July 31, 2012
Operations:
Net Investment Income	$ 3,587,139	$ 2,651,745
Net Realized Gain (Loss) on Investments and Securities Sold Short	4,715,430	(730,559)
Distributions of Realized Gains by Underlying Investment Companies	356,275	9,749
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,011,410)	2,242,084
Net Increase in Net Assets
Resulting From Operations	5,647,434	4,173,019

Distributions to Shareholders From:
Net Investment Income ($0.35 and $0.24 per share, respectively)	(3,699,783)	(2,529,244)

Beneficial Interest Transactions:
Proceeds from Shares Issued (2,788,223 and 607,003 shares, respectively)	27,483,563	5,752,843
Distributions Reinvested (382,603 and 276,722 shares, respectively)	3,699,772	2,529,235
Cost of Shares Redeemed ((1,092,841) and (1,635,960) shares, respectively)	(10,733,560)	(15,464,838)
Net Increase (Decrease) in Net Assets
Resulting From Beneficial Interest Transactions	20,449,775	(7,182,760)

Net Increase (Decrease) in Net Assets	22,397,426	(5,538,985)

Net Assets:
Beginning of Year	98,953,180	104,492,165
End of Year	$ 121,350,606	$ 98,953,180

Undistributed Net Investment Income at End of Year	$ 2,018,623	$ 2,131,267

See accompanying notes to financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	July 31, 2013	July 31, 2012		July 31, 2011	July 31, 2010	July 31, 2009

Net Asset Value, Beginning of Year	$ 9.66	$ 9.50		$ 9.33	$ 9.60	$ 9.60
Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.32	0.25		0.32	0.06	(0.03)
Net gain (loss) from investments,
securities sold short and futures
contracts (both realized and unrealized)	0.22	0.15		0.03	(0.30)	0.07
Total from operations	0.54	0.40		0.35	(0.24)	0.04

Less Distributions:
From net investment income	(0.35)	(0.24)		(0.18)	(0.03)	(0.04)
From net realized gains on investments	-	-		-	-	(0.00)	(c)
Total Distributions	(0.35)	(0.24)		(0.18)	(0.03)	(0.04)

Net Asset Value, End of Year	$ 9.85	$ 9.66		$ 9.50	$ 9.33	$ 9.60

Total Return (b)	5.66%	4.40%		3.77%	(2.56)%	0.46%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 121,351	$ 98,953		$ 104,492	$ 107,599	$ 120,919
Ratio to average net assets:
Expenses (d)	1.75%	1.78%	(e)	1.77%	1.74%	1.74%
Net investment income (loss)(d)(f)	3.27%	2.69%	(e)	3.33%	0.68%	(0.36)%
Portfolio turnover rate	278%	366%		303%	502%	1,465%
__________
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Less than 0.01 per share.
(d)	Does not include the expenses of the investment companies in which the Fund invests.
(e)	The ratios include 0.01% for the year ended July 31, 2012 attributed to dividends on securities sold short.
(f)	The recgonition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2013

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (“ETF’s”). Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies and ETF’s, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2013 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 109,507,627	$ -	$ -	$ 109,507,627
Exchange Traded Fund	5,058,162	-	-	5,058,162
Short-Term Investment	6,841,462		-	6,841,462
Total	$ 121,407,251	$ -	$ -	$ 121,407,251

*Refer to the Portfolio of Investments for security classifications.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

The Fund did not hold any Level 2 or Level 3 securities during the year. There were no transfers between Level 1 & Level 2 during the year.  It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

Exchange Traded Funds - The Fund may invest in ETFs.  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Credit Facility – The Fund has entered into a revolving line of credit agreement with Huntington National Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $10,000,000 or 33 1/3% of the Fund’s gross assets. The Fund will be charged an annual fee of $12,500 for this agreement. Borrowings under this agreement bear interest at a rate equal to the London Interbank Offered Rate plus 1.25%, per annum, on the principal balance outstanding. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the line of credit.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 - 2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall business activities of the Fund.  Changing Parameters, LLC serves as the Fund’s Investment Adviser (the “Adviser.”).  The Trust has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services, and custody administrative services to the Fund.  Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended July 31, 2013, the Adviser earned advisory fees of $1,645,162.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Trust has adopted, on behalf of the Fund, the Trust’s Distribution and Shareholder Servicing Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan.  During the year ended July 31, 2013, no fees were accrued under the Plan.

Trustees- Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $27,625 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $21,500. Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, each to be paid quarterly, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by a relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with BNY Mellon (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services. The Custody Fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator. For the year ended July 31, 2013, GFS collected $16,693 for providing such services.  Effective April 9, 2013, the Fund’s custodian changed from BNY Mellon to Huntington Bank and GFS no longer receives a custody administration fee.

Amounts due to GFS for these various services as of July 31, 2013 are reported in the Statement of Assets and Liabilities as “Payable to other affiliates.”

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the year ended July 31, 2013, amounted to $300,719,455 and $280,230,250, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Year Losses	(Depreciation)	Earnings/(Deficits)
$ 2,018,623	$ -	$ (3,008,863)	$ -	$ (479,354)	$ (1,469,594)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss on investments is primarily attributable to the tax deferral of losses on wash sales.

At July 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 3,008,863	-	$ 3,008,863	7/31/2019

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ..

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in these ASU’s require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU’s are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

The Fund is a series of Northern Lights Fund Trust (the “Trust”).  At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

   Shares Voted

         Shares Voted Against

                     In Favor

               or Abstentions

Mark H. Taylor

    608,885,975

       8,197,175

John V. Palancia

    609,370,118

       7,713,033

Andrew Rogers

    609,691,730

       7,391,421

Mark D. Gersten

    609,750,246

       7,332,904

Mark Garbin

    609,702,446

       7,380,704

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Changing Parameters Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Changing Parameters Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the “Fund”), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Changing Parameters Fund as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

September 24, 2013

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2013

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During the Period (2/1/13 to 7/31/13)
Actual	$1,000.00	$ 1,011.29	$8.52
Hypothetical (5% return before expenses)	$1,000.00	$ 1,016.32	$8.54

  *Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 181 days, and divided by 365 (to reflect the number of days in the period).

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2013

Renewal of Advisory Agreement – Changing Parameters Fund*

In connection with the regular meeting held on December 11 and 12, 2012 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Changing Parameters, LLC (the “Adviser”) and the Trust, with respect to the Changing Parameters Fund (the “Fund”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the services provided to the Fund by the Adviser, noting that the Adviser has a client relationship with most investors in the Fund, and a robust and proactive compliance program. The Board noted that no material compliance issues have arisen since the last approval of the advisory agreement. The Trust’s Chief Compliance Officer (“CCO”) indicated that he has a good working relationship with the Adviser’s CCO. He also indicated that the Adviser had trade settlement delays that caused overdrafts in the past, which they expect will be resolved through the use of a new custodian. The Trustees concluded that the nature, extent and quality of the services provided were acceptable.

Performance. The Trustees reviewed the performance of the Fund as compared to its peer group and Morningstar Category Average, noting that it underperformed both metrics over the 1-year period and since inception, but outperformed both metrics for the 5-year period. The Board took into account the fact that Morningstar ranked them first overall for Bear Market Performance in the Moderate Allocation category. The Trustees noted that, earlier in the Meeting, they had discussed various performance metrics such as standard deviation and drawdowns, as well as the frequency at which the Adviser moves the Fund to a predominantly cash or cash equivalent position with a representative of the Adviser. In arriving at their conclusion that the Fund’s performance is acceptable, the Board recognized that the performance of the Fund is consistent with the capital protection goal of the Fund.

Fees and Expenses.  The Trustees reviewed the Fund’s management fee and expense ratio, noting that both exceed the peer group average and Morningstar Category Average. Upon scrutiny of the peer group selected by the Adviser, the Board noted that one outlier fund reported a significantly higher management fee and expense ratio than the rest of the group. After discussion by telephone with a representative of the Adviser, the Board determined that the outlier fund was a vulture fund that was dissimilar to the Fund, and opted not to consider the outlier fund as part of the peer group. After the Board removed the outlier fund from the peer group, it was noted that the Fund continues to be higher than all of the funds in the peer group for management fees and expenses, and significantly higher than the average. The Adviser called the Board’s attention to the fact that the Fund utilizes an active tactical model to employ the Adviser’s defensive strategy, which results in high turnover, while the peer funds are less active in general, which results in relatively lower fees and expenses for their peers. The Trustees recalled the statement made by the Adviser’s representative regarding the resources dedicated to the trading model research, as well as the level of services provided to investors in the Fund. Based on the information provided, and the representations of the Adviser, the Board concluded that the fees are acceptable.

Economies of Scale. The Trustees noted that a representative of the Adviser had indicated that the Adviser is amenable to the discussion of breakpoints annually, but noted that the Fund’s current asset levels are not high enough to justify breakpoints at this time.  After discussion, it was the consensus of the Board that based on the current and anticipated size of the Fund, asset levels do not warrant breakpoints at this time, but economies of scale would be revisited at the next renewal and as the size of the Fund materially increases.

Profitability.  The Board reviewed a profitability analysis provided by the Adviser and noted the gross fees paid to the Adviser, and the net fees after expenses.  They considered that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services rendered to the Fund.  After further discussion, the Trustees concluded that the Adviser was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with the Fund.

Conclusion.   Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Adviser, and that the advisory fee is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	99

AdvisorOne Funds (12 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen^ Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	99	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	113

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	113	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	99	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007)	99	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee)

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

July 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola***^ Born in 1952	Trustee Since 2005; Chairman of the Board 2005-2013	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)	99	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers**** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	99	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

July 31, 2013

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

Mr. Miola resigned effective September 24, 2013.

****Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-618-3456.

7/31/13 – NLFT_v2

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony Hertl and Mark Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Messrs. Hertl and Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

       2013-$14,000

       2012-$14,000

(b)

Audit-Related Fees

2013 - None

2012 - None

(c)

Tax Fees

2013 - $2,500

2012 - $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – 2,500

2012 – 2,500

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2013

      2012

Audit-Related Fees:

0.00%

     0.00%

Tax Fees:

0.00%

     0.00%

All Other Fees:

0.00%

     0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $2,500

2012 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/10/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

  Date

10/10/13